Akre Focus Fund
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited)
Shares		Value
COMMON STOCKS: 94.5%
Capital Markets: 25.2%
3,392,390	Brookfield Asset Management Ltd. - Class A	$97,259,821
17,410,451	Brookfield Corp. - Class A	507,514,647
15,558,000	KKR & Co., Inc.	861,913,200
4,581,000	Moody’s Corp.	1,410,948,000
		2,877,635,668
Financial Services: 24.2%
4,708,000	Mastercard, Inc. - Class A	1,771,855,800
4,226,000	Visa, Inc. - Class A	993,532,600
		2,765,388,400
Life Sciences Tools & Services: 3.0%
1,750,000	Danaher Corp.	336,035,000

Real Estate Management & Development: 4.4%
6,850,530	CoStar Group, Inc. [1]	502,897,408

Software: 21.0%
628,500	Constellation Software, Inc.	1,259,950,449
1,519,739	Roper Technologies, Inc.	742,498,883
6,000,000	Topicus.com, Inc. [1]	395,067,604
		2,397,516,936
Specialized REITs: 9.4%
5,843,653	American Tower Corp.	1,041,280,528
180,629	SBA Communications Corp.	37,684,628
		1,078,965,156
Specialty Retail: 7.3%
2,200,000	CarMax, Inc. [1]	134,398,000
747,682	O’Reilly Automotive, Inc. [1]	695,673,240
		830,071,240
TOTAL COMMON STOCKS (Cost $3,919,788,784)		10,788,509,808

Contracts		Value
WARRANT: 0.0% [2]
	Constellation Software, Inc. [3]
628,500	Expiration: March 2040	–
TOTAL WARRANT (Cost $–)		–

TOTAL INVESTMENTS IN SECURITIES: 94.5% (Cost $3,919,788,784)		10,788,509,808
Other Assets in Excess of Liabilities: 5.5%		627,903,542
TOTAL NET ASSETS: 100.0%		$11,416,413,350

REIT - Real Estate Investment Trust

[1]	Non-income producing security.
[2]	Does not round to 0.1% or (0.1)%, as applicable.
[3]	Security is fair valued by the Advisor, Akre Capital Management, LLC, and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the Akre Focus Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at October 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. See the Schedule of Investments for an industry breakout.

Akre Focus Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$10,788,509,808	$–	$–	$10,788,509,808
Warrant	–	–	–	–
Total Investments in Securities	$10,788,509,808	$–	$–	$10,788,509,808

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:
Warrants
Balance as of July 31, 2023	$-
Acquisitions	-
Dispositions	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Transfer in and/or out of Level 3	-
Balance as of October 31, 2023	$-

Change in unrealized appreciation/depreciation for Level 3 investments held at October 31, 2023	$-

Type of Security	Fair Value at October 31, 2023	Valuation Techniques	Unobservable Input	Input Value(s)
Warrants	$-	Intrinsic Value	N/A	0.00%
Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.
Akre Capital Management, LLC., as Advisor to the Fund and the Fund’s Valuation Designee under Rule 2a-5 of the Investment Company Act of 1940, oversees valuation techniques.